Restricted cash and cash equivalents (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 261,966	$ 193,577	$ 77,627
Restricted cash securing collateralized reinsurance contracts written by the Catastrophe Reinsurer
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	101,348	93,014	12,844
Restricted cash securing credit facilities
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 160,618	$ 100,563	$ 64,783